Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2024
Segmental analysis
Schedule of operating segments

				Central
	Retail	Private	Commercial &	items
	Banking	Banking	Institutional	& other	Total
2024	£m	£m	£m	£m	£m
Continuing operations
Net interest income	5,233	645	5,339	58	11,275
Net fees and commissions	408	290	1,765	4	2,467
Other non-interest income	9	34	853	65	961
Total income	5,650	969	7,957	127	14,703
Depreciation and amortisation	(1)	(1)	(154)	(902)	(1,058)
Other operating expenses	(2,936)	(715)	(4,120)	680	(7,091)
Impairment (losses)/releases	(282)	11	(98)	10	(359)
Operating profit/ (loss)	2,431	264	3,585	(85)	6,195

2023
Continuing operations
Net interest income	5,496	710	5,044	(201)	11,049
Net fees and commissions	427	249	1,654	—	2,330
Other non-interest income	8	31	723	611	1,373
Total income	5,931	990	7,421	410	14,752
Depreciation and amortisation	(1)	(1)	(154)	(778)	(934)
Other operating expenses	(2,827)	(684)	(3,937)	386	(7,062)
Impairment losses	(465)	(14)	(94)	(5)	(578)
Operating profit	2,638	291	3,236	13	6,178
2022
Continuing operations
Net interest income	5,224	777	4,171	(330)	9,842
Net fees and commissions	422	250	1,580	40	2,292
Other non-interest income	—	29	662	331	1,022
Total income	5,646	1,056	6,413	41	13,156
Depreciation and amortisation	—	—	(161)	(672)	(833)
Other operating expenses	(2,593)	(622)	(3,583)	(56)	(6,854)
Impairment (losses)/releases	(229)	2	(122)	12	(337)
Operating profit/(loss)	2,824	436	2,547	(675)	5,132

Total revenue (1)
				Central
	Retail	Private	Commercial &	items &
	Banking	Banking	Institutional	other	Total
2024	£m	£m	£m	£m	£m
Continuing operations
External	9,041	1,250	14,194	4,838	29,323
Inter-segmental (2)	11	1,538	(1,769)	220	—
Total	9,052	2,788	12,425	5,058	29,323

2023
Continuing operations
External	7,366	1,157	12,519	4,340	25,382
Inter-segmental (2)	5	1,000	(1,602)	597	—
Total	7,371	2,157	10,917	4,937	25,382

2022
Continuing operations
External	5,773	874	7,258	2,669	16,574
Inter-segmental (2)	—	389	(395)	6	—
Total	5,773	1,263	6,863	2,675	16,574

Total income
				Central
	Retail	Private	Commercial &	items &
	Banking	Banking	Institutional	other	Total
2024	£m	£m	£m	£m	£m
Continuing operations
External	4,743	26	8,250	1,684	14,703
Inter-segmental (2)	907	943	(293)	(1,557)	—
Total	5,650	969	7,957	127	14,703

2023
Continuing operations
External	4,170	327	7,730	2,525	14,752
Inter-segmental (2)	1,761	663	(309)	(2,115)	—
Total	5,931	990	7,421	410	14,752

2022
Continuing operations
External	4,956	778	5,920	1,502	13,156
Inter-segmental (2)	690	278	493	(1,461)	—
Total	5,646	1,056	6,413	41	13,156

				Central
	Retail	Private	Commercial &	items
	Banking	Banking	Institutional	& other	Total
2024	£m	£m	£m	£m	£m
Continuing operations
Fees and commissions receivable
- Payment services	322	37	700	—	1,059
- Credit and debit card fees	402	13	261	5	681
- Lending and financing	18	5	771	—	794
- Brokerage	34	9	46	—	89
- Investment management, trustee and fiduciary services	2	235	48	19	304
- Underwriting fees	—	—	155	—	155
- Other	7	11	95	(20)	93
Total	785	310	2,076	4	3,175
Fees and commissions payable	(377)	(20)	(311)	—	(708)
Net fees and commissions	408	290	1,765	4	2,467

2023
Continuing operations
Fees and commissions receivable
- Payment services	324	32	671	3	1,030
- Credit and debit card fees	400	13	260	3	676
- Lending and financing	14	5	709	1	729
- Brokerage	35	6	42	—	83
- Investment management, trustee and fiduciary services	2	209	45	10	266
- Underwriting fees	—	—	123	—	123
- Other	4	5	73	(6)	76
Total	779	270	1,923	11	2,983
Fees and commissions payable	(352)	(21)	(269)	(11)	(653)
Net fees and commissions	427	249	1,654	—	2,330

2022
Continuing operations
Fees and commissions receivable
- Payment services	314	25	642	43	1,024
- Credit and debit card fees	401	15	227	18	661
- Lending and financing	17	8	673	3	701
- Brokerage	43	6	44	—	93
- Investment management, trustee and fiduciary services	4	219	46	—	269
- Underwriting fees	—	—	120	—	120
- Other	—	3	88	(44)	47
Total	779	276	1,840	20	2,915
Fees and commissions payable	(357)	(26)	(260)	20	(623)
Net fees and commissions	422	250	1,580	40	2,292

	2024		2023		2022
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Retail Banking	232,835	198,795	228,684	191,936	226,375	192,282
Private Banking	28,593	42,603	26,894	37,806	29,867	41,491
Commercial & Institutional	398,750	367,342	384,958	359,766	404,817	383,768
Central items & other	47,807	59,867	52,137	65,977	58,994	66,016
Total	707,985	668,607	692,673	655,485	720,053	683,557

Schedule of geographical segments

	UK	USA	Europe	RoW	Total
2024	£m	£m	£m	£m	£m
Continuing operations
Total revenue (1)	28,067	297	857	102	29,323
Interest receivable	24,276	32	859	20	25,187
Interest payable	(13,328)	(63)	(516)	(5)	(13,912)
Net fees and commissions	2,096	108	207	56	2,467
Trading income	648	135	18	24	825
Other operating income	403	(4)	(264)	1	136
Total income (3)	14,095	208	304	96	14,703
Operating profit/(loss) before tax	6,146	75	(151)	125	6,195
Total assets	627,519	25,793	53,392	1,281	707,985
Total liabilities	608,708	23,495	35,602	802	668,607
Contingent liabilities and commitments (4)	132,035	—	7,925	1	139,961

	UK	USA	Europe	RoW	Total
2023	£m	£m	£m	£m	£m
Continuing operations
Total revenue (1)	24,096	167	1,016	103	25,382
Interest receivable	20,192	39	774	21	21,026
Interest payable	(9,500)	(1)	(472)	(4)	(9,977)
Net fees and commissions	2,052	49	172	57	2,330
Trading income	704	66	1	23	794
Other operating income	556	(10)	30	3	579
Total income (3)	14,004	143	505	100	14,752
Operating profit/(loss) before tax	6,196	45	(149)	86	6,178
Total assets	610,831	23,725	56,001	2,116	692,673
Total liabilities	594,250	22,106	37,506	1,623	655,485
Contingent liabilities and commitments (4)	124,298	—	7,561	21	131,880

2022
Continuing operations
Total revenue (1)	15,795	117	558	104	16,574
Interest receivable	12,242	37	344	14	12,637
Interest payable	(2,567)	(2)	(221)	(5)	(2,795)
Net fees and commissions	1,983	44	207	58	2,292
Trading income	1,208	1	(104)	28	1,133
Other operating income	(140)	14	12	3	(111)
Total income (3)	12,726	94	238	98	13,156
Operating (loss)/profit before tax	5,716	(46)	(620)	82	5,132
Total assets	589,758	25,979	101,164	3,152	720,053
Total liabilities	579,476	27,039	75,092	1,950	683,557
Contingent liabilities and commitments (4)	127,854	—	8,965	17	136,836

(1)	Total revenue comprises interest receivable, fees and commissions receivable, income from trading activities and other operating income.
(2)	Revenue and income from transactions between segments of the group are reported as inter-segment in both the current and comparative information.
(3)	Total income excludes internal service fee income which has been calculated on a cost plus mark-up basis.
(4)	Refer to Note 25 Memorandum items - Contingent liabilities and commitments.